STOCK BASED COMPENSATION - Options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding
Outstanding at beginning of period (in shares)	1,202,979
Options granted (in shares)	2,969,945	995,633
Options exercised (in shares)	(81,988)
Forfeited (in shares)	(11,048)
Outstanding at end of period (in shares)	4,079,888	1,202,979
Exercisable at end of period (in shares)	1,447,191
Nonvested at end of period (in shares)	2,632,697
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 1.35
Options granted (in dollars per share)	6.57
Options exercised (in dollars per share)	2.77
options forfeited(in dollars per share)	4.70
Outstanding at end of period (in dollars per share)	5.11	$ 1.35
Exercisable at end of period (in dollars per share)	2.78
Nonvested at end of period (in dollars per share)	$ 6.39
Weighted-Average Remaining Contractual Term-in years
Outstanding	8 years 3 months 4 days	9 years 1 month 21 days
Exercisable	8 years 5 months 12 days
Nonvested	8 years 1 month 24 days
Aggregate Intrinsic Value
Outstanding (in dollars)	$ 82,327	$ 4,026
Exercisable (in dollars)	34,818
Nonvested (in dollars)	$ 47,508